Related Parties	12 Months Ended
Mar. 31, 2025
TextBlock1 [Abstract]
Related Parties
(30) Related Parties
(a) Related Party Transactions
Honda mainly purchases materials, supplies and services from affiliates and joint ventures, and sells finished goods, parts used in its products, equipment and services to them in the ordinary course of business. Transactions with affiliates and joint ventures are generally made at values that approximate arm’s-length
prices.
The balances of receivables and payables with affiliates and joint ventures as of March 31, 2024 and 2025 are as follows:

	Yen (millions)
	2024	2025
Receivables:
Affiliates	¥76,290	¥50,113
Joint ventures	265,992	212,913

Total	¥342,282	¥263,026

Payables:
Affiliates	¥225,706	¥241,204
Joint ventures	85,023	71,737

Total	¥310,729	¥312,941

The amount of the transactions with affiliates and joint ventures for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Sales revenue:
Affiliates	¥125,318	¥141,323	¥152,256
Joint ventures	942,003	818,607	565,207

Total	¥1,067,321	¥959,930	¥717,463

Purchase:
Affiliates	¥1,443,840	¥1,620,755	¥1,731,349
Joint ventures	238,341	442,035	362,495

Total	¥1,682,181	¥2,062,790	¥2,093,844

Unrecognized commitment
The Company entered into the joint venture agreement with LG Energy Solution, Ltd. on August 29, 2022 and committed to invest US$1,730 million in
L-H
Battery Company, Inc., which was newly established and became our affiliate. The commitment under this agreement for the remaining investment as of March 31, 2024 and 2025
is US$891 million and US$112 million, respectively.
(b) Compensation to Key Management
Compensation paid to the directors and executive officers of the Company for the years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen (millions)
	2023	2024	2025
Remuneration	¥679	¥1,209	¥1,176
STI (Short Term Incentive)	229	612	471
LTI (Long Term Incentive)	286	453	380

Total	¥1,194	¥2,274	¥2,027

(c) Major Consolidated Subsidiaries
Major consolidated subsidiaries as of March 31, 2025 are as follows:

Company	Country of Incorporation	Function	Percentage Ownership and Voting Interest
Honda R&D Co., Ltd.	Japan	Research & Development	100.0
Honda Finance Co., Ltd.	Japan	Finance	100.0
American Honda Motor Co., Inc.	U.S.A.	Coordination of Subsidiaries Operation, Research & Development, Manufacturing and Sales	100.0
American Honda Finance Corporation	U.S.A.	Finance	100.0
Honda Development and Manufacturing of America, LLC	U.S.A.	Research & Development and Manufacturing	100.0
Honda Canada Inc.	Canada	Manufacturing and Sales	100.0
Honda Canada Finance Inc.	Canada	Finance	100.0
Honda de Mexico, S.A. de C.V.	Mexico	Manufacturing and Sales	100.0
Honda Motor Europe Limited	U.K.	Coordination of Subsidiaries Operation and Sales	100.0
Honda Finance Europe plc	U.K.	Finance	100.0
Honda Motor (China) Investment Co., Ltd.	China	Coordination of Subsidiaries Operation and Sales	100.0
Honda Auto Parts Manufacturing Co., Ltd.	China	Manufacturing	100.0
Honda Motorcycle & Scooter India (Private) Ltd.	India	Manufacturing and Sales	100.0
Honda Cars India Limited	India	Manufacturing and Sales	100.0
P.T. Honda Prospect Motor	Indonesia	Manufacturing and Sales	51.0
Honda Malaysia Sdn Bhd	Malaysia	Manufacturing and Sales	51.0
Asian Honda Motor Co., Ltd.	Thailand	Coordination of Subsidiaries Operation and Sales	100.0
Honda Automobile (Thailand) Co., Ltd.	Thailand	Manufacturing and Sales	89.0
Thai Honda Co., Ltd.	Thailand	Manufacturing and Sales	72.5
Honda Vietnam Co., Ltd.	Vietnam	Manufacturing and Sales	70.0
Honda South America Ltda.	Brazil	Coordination of Subsidiaries Operation	100.0
Moto Honda da Amazonia Ltda.	Brazil	Manufacturing and Sales	100.0
Banco Honda S.A	Brazil	Finance	100.0